RELATED PARTY TRANSACTIONS - Schedule of Deposits (Details) - Key management personnel of entity or parent - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deposits
At 1 January	£ 10	£ 23	£ 20
Placed (includes deposits of appointed key management personnel)	26	25	44
Withdrawn (includes deposits of former key management personnel)	(25)	(38)	(41)
At 31 December	£ 11	£ 10	£ 23